Note 4 - Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Equity Securities [Member] AGL Resources Retirement Plan [Member]	Dec. 31, 2013 Fixed Income Securities [Member] AGL Resources Retirement Plan [Member]
Note 4 - Fair Value Measurements (Details) [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations			74.00%	26.00%
Other Postretirement Benefits Payable	$ 9	$ 8
Weather Derivative Premium	$ 3	$ 4